Consolidated Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss) [abstract]
Net revenue	R$ 14,444,690	R$ 13,397,419	R$ 9,852,708
Cost of sales	(4,033,454)	(3,782,843)	(2,911,077)
GROSS PROFIT	10,411,236	9,614,576	6,941,631
OPERATING (EXPENSES) INCOME
Selling, Marketing and Logistics expenses	(6,395,586)	(5,828,713)	(3,965,019)
Administrative, research and development, technology and other project expenses	(2,405,576)	(2,251,341)	(1,535,945)
Impairment losses on trade receivables	(209,515)	(237,884)	(233,714)
Other operating income (expenses), net	(49,311)	(39,945)	151,688
OPERATING INCOME BEFORE FINANCIAL RESULT	1,351,248	1,256,693	1,358,641
Financial income	1,955,784	2,056,421	604,392
Financial expenses	(2,795,874)	(2,639,709)	(991,841)
Taxes on Company formation	(206,592)	0	0
NET INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION	304,566	673,405	971,192
Income tax and social contribution	(149,099)	(125,026)	(300,941)
NET INCOME FOR THE YEAR	R$ 155,467	R$ 548,379	R$ 670,251
EARNINGS PER SHARE -R$
Basic	R$ 0.1796	R$ 0.6335	R$ 1.5574
Diluted	R$ 0.1779	R$ 0.6324	R$ 1.5551